Taxes (Details)	12 Months Ended
Mar. 31, 2025 HKD ($)
Taxes [Line Items]
Income tax rate	15.00%
Corporate income tax rate, description	Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu, Guangzhou Huafu Gansu Huafu and Zhihui Xinyu were registered in the PRC and they were approved by local government as small-scaled minimal profit enterprises.
Increased income tax rate	5.00%
Offset operating income	5 years
Favorable tax rate, description	(a)Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Sichuan Huafu ,Guangzhou Huafu Gansu Huafu and Zhihui Xinyu are subject to a favorable tax rate of 5%.
Hong Kong [Member]
Taxes [Line Items]
Income tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
Assessable profits, percentage	16.50%
Assessable profits over (in Dollars)	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Income tax rate	15.00%